                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8644

                            Variable Insurance Funds
               (Exact name of registrant as specified in charter)

     3435 Stelzer Road, Columbus, OH                                     43219
(Address of principal executive offices)                              (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

FREE ENTERPRISE ACTION FUND

Schedule of Portfolio Investments
September 30, 2005
(Unaudited)

                                                        SHARES      VALUE
                                                       -------   ----------
COMMON STOCKS - 83.9%
ADVERTISING - 0.2%
Interpublic Group of Companies, Inc. *                     157   $    1,827
Omnicom Group, Inc.                                         60        5,018
                                                                 ----------
                                                                      6,845
                                                                 ----------
AEROSPACE & DEFENSE - 1.5%
Boeing Co.                                                 257       17,463
General Dynamics Corp.                                      69        8,249
Lockheed Martin Corp.                                      146        8,912
Northrop Grumman Corp.                                     121        6,576
Raytheon Co.                                               151        5,741
Rockwell Collins, Inc.                                      60        2,899
United Technologies Corp.                                  346       17,937
                                                                 ----------
                                                                     67,777
                                                                 ----------
AGRICULTURAL OPERATIONS - 0.3%
Archer-Daniels-Midland Co.                                 234        5,770
Monsanto Co.                                                86        5,397
                                                                 ----------
                                                                     11,167
                                                                 ----------
AIRLINES - 0.1%
Southwest Airlines Co.                                     274        4,069
                                                                 ----------
APPAREL/FOOTWEAR - 0.6%
Coach, Inc. *                                              132        4,140
Gap, Inc.                                                  304        5,299
Jones Apparel Group, Inc.                                   51        1,454
Limited Brands, Inc.                                       147        3,003
Liz Claiborne, Inc.                                         40        1,573
Nike, Inc. - Class B                                        91        7,432
V.F. Corp.                                                  35        2,029
                                                                 ----------
                                                                     24,930
                                                                 ----------
AUTOMOTIVE - 0.6%
AutoNation, Inc. *                                         105        2,097
AutoZone, Inc. *                                            25        2,081
Ford Motor Co.                                             671        6,616
General Motors Corp.                                       205        6,275
Genuine Parts Co.                                           64        2,746
Johnson Controls, Inc.                                      68        4,219
PACCAR, Inc.                                                57        3,870
                                                                 ----------
                                                                     27,904
                                                                 ----------
BANKS - 7.9%
AmSouth Bancorporation                                     132        3,334
Bank of America Corp.                                    1,360       57,256
Bank of New York Company, Inc.                             268        7,882
BB&T Corp.                                                 198        7,732
Citigroup, Inc.                                          1,792       81,572
Comerica, Inc.                                              65        3,829
Fifth Third Bankcorp                                       215        7,897
JPMorgan Chase & Co.                                     1,220       41,395
KeyCorp                                                    145        4,676
M&T Bank Corp.                                              44        4,651
Marshall & Ilsley Corp.                                     91        3,959
Mellon Financial Corp.                                     151        4,827
National City Corp.                                        238        7,959
North Fork Bancorporation, Inc.                            180        4,590
Northern Trust Corp.                                        86        4,347
PNC Financial Services Group, Inc.                         105        6,092
Regions Financial Corp.                                    170        5,290

State Street Corp.                                         126        6,164
SunTrust Banks, Inc.                                       127        8,820
Synovus Financial Corp.                                    121        3,354
U.S. Bancorp                                               645       18,112
Wachovia Corp.                                             565       26,888
Wells Fargo & Co.                                          587       34,381
                                                                 ----------
                                                                    355,007
                                                                 ----------
BIOTECHNOLOGY - 1.4%
Amgen, Inc. *                                              435       34,656
Biogen Idec, Inc. *                                        182        7,185
Chiron Corp. *                                              68        2,966
Genzyme Corp. *                                             89        6,376
Gilead Sciences, Inc. *                                    146        7,119
MedImmune, Inc. *                                           90        3,029
                                                                 ----------
                                                                     61,331
                                                                 ----------
BREWERY - 0.4%
Anheuser-Busch Companies, Inc.                             283       12,180
Molson Coors Brewing Co.                                   101        6,465
                                                                 ----------
                                                                     18,645
                                                                 ----------
BROKERAGE SERVICES - 1.9%
Bear Stearns Companies, Inc.                                40        4,390
Charles Schwab Corp.                                       508        7,330
Goldman Sachs Group, Inc.                                  161       19,574
Lehman Brothers Holdings, Inc.                              93       10,833
Merrill Lynch & Company, Inc.                              321       19,693
Morgan Stanley                                             375       20,228
                                                                 ----------
                                                                     82,048
                                                                 ----------
BUILDING MATERIALS - 0.2%
American Standard Companies, Inc.                           68        3,165
Masco Corp.                                                169        5,186
Vulcan Materials Co.                                        35        2,597
                                                                 ----------
                                                                     10,948
                                                                 ----------
CASINO SERVICES - 0.1%
Harrah's Entertainment, Inc.                                36        2,347
International Game Technology, Inc.                        129        3,483
                                                                 ----------
                                                                      5,830
                                                                 ----------
CHEMICALS - 0.9%
Dow Chemical Co.                                           295       12,294
E.I. du Pont de Nemours & Co.                              302       11,829
Eastman Chemical Co.                                        29        1,362
Ecolab, Inc.                                                99        3,161
International Flavors & Fragrances, Inc.                    42        1,497
PPG Industries, Inc.                                        60        3,551
Rohm & Haas Co.                                             73        3,002
Sigma-Aldrich Corp.                                         28        1,794
                                                                 ----------
                                                                     38,490
                                                                 ----------
COMMERCIAL SERVICES - 0.5%
Cendant Corp.                                              377        7,781
Cintas Corp.                                                65        2,668
Moody's Corp.                                              104        5,312
Paychex, Inc.                                              120        4,450
                                                                 ----------
                                                                     20,211
                                                                 ----------
COMPUTER SOFTWARE & SERVICES - 3.9%
Adobe Systems, Inc.                                        150        4,478
Affiliated Computer Services, Inc. *                        46        2,512
Autodesk, Inc.                                              83        3,855
Automatic Data Processing, Inc.                            203        8,737
Computer Associates International, Inc.                    209        5,812
Electronic Arts, Inc. *                                    104        5,917
First Data Corp.                                           275       11,000
Fiserv, Inc. *                                              72        3,303
Intuit, Inc. *                                              64        2,868

Mercury Interactive Corp. *                                 28        1,109
Microsoft Corp.                                          3,809       98,005
Oracle Corp. *                                           1,796       22,251
Siebel Systems, Inc.                                       197        2,035
                                                                 ----------
                                                                    171,882
                                                                 ----------
COMPUTERS & PERIPHERALS - 4.2%
Apple Computer, Inc. *                                     246       13,188
Cisco Systems, Inc. *                                    2,245       40,253
Computer Sciences Corp. *                                   76        3,596
Dell, Inc. *                                               861       29,446
Electronic Data Systems Corp.                              184        4,129
EMC Corp. *                                                816       10,559
Hewlett-Packard Co.                                        977       28,528
IBM Corp.                                                  565       45,325
Lexmark International, Inc. - Class A *                     49        2,991
NCR Corp. *                                                 62        1,978
Network Appliance, Inc. *                                  131        3,110
Sun Microsystems, Inc. *                                 1,180        4,626
Symbol Technologies, Inc.                                  105        1,016
                                                                 ----------
                                                                    188,745
                                                                 ----------
CONSUMER PRODUCTS - 2.3%
Avon Products, Inc.                                        173        4,671
Colgate-Palmolive Co.                                      183        9,661
Fortune Brands, Inc.                                        53        4,310
Gillette Co.                                               335       19,497
Kimberly-Clark Corp.                                       169       10,061
Newell Rubbermaid, Inc.                                     93        2,106
Procter & Gamble Co.                                       843       50,125
                                                                 ----------
                                                                    100,431
                                                                 ----------
CONTAINERS - 0.1%
Ball Corp.                                                  39        1,433
Sealed Air Corp. *                                          32        1,519
                                                                 ----------
                                                                      2,952
                                                                 ----------
CRUISE LINES - 0.3%
Carnival Corp.                                             225       11,246
                                                                 ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.6%
3M Co.                                                     262       19,220
Cooper Industries Ltd. - Class A                            35        2,420
Danaher Corp.                                              105        5,652
Dover Corp.                                                 72        2,937
Eaton Corp.                                                 50        3,178
General Electric Co.                                     3,591      120,908
Honeywell International, Inc.                              276       10,350
Illinois Tool Works, Inc.                                   96        7,904
Ingersoll-Rand Company Ltd. - Class A                      108        4,129
ITT Industries, Inc.                                        32        3,635
Leggett & Platt, Inc.                                       73        1,475
Parker Hannifin Corp.                                       42        2,701
Textron, Inc.                                               45        3,227
Tyco International Ltd.                                    685       19,077
                                                                 ----------
                                                                    206,813
                                                                 ----------
ELECTRONICS - 0.7%
Agilent Technologies, Inc. *                               160        5,240
Emerson Electric Co.                                       149       10,697
Jabil Circuit, Inc. *                                       64        1,979
L-3 Communications Holdings, Inc.                           39        3,084
Molex, Inc.                                                 79        2,108
Rockwell Automation, Inc.                                   65        3,439
Sanmina-SCI Corp. *                                        226          970
Solectron Corp. *                                          332        1,298
W.W. Grainger, Inc.                                         32        2,013
                                                                 ----------
                                                                     30,828
                                                                 ----------

FINANCIAL SERVICES - 2.6%
AMBAC Financial Group, Inc.                                 43        3,099
American Express Co.                                       438       25,159
Capital One Financial Corp.                                 87        6,918
CIT Group, Inc.                                             83        3,750
Countrywide Financial Corp.                                223        7,355
Fannie Mae                                                 372       16,673
Franklin Resources, Inc.                                    83        6,969
Freddie Mac                                                251       14,171
H&R Block, Inc.                                            108        2,590
MBIA, Inc.                                                  57        3,455
MBNA Corp.                                                 461       11,359
SLM Corp.                                                  158        8,475
T. Rowe Price Group, Inc.                                   47        3,069
                                                                 ----------
                                                                    113,042
                                                                 ----------
FOOD & BEVERAGES - 2.6%
Campbell Soup Co.                                          161        4,790
Coca-Cola Co.                                              779       33,645
Coca-Cola Enterprises, Inc.                                176        3,432
ConAgra Foods, Inc.                                        189        4,678
General Mills, Inc.                                        136        6,555
H.J. Heinz Co.                                             132        4,823
Hershey Foods Corp.                                         83        4,674
Kellogg Co.                                                153        7,058
PepsiCo, Inc.                                              571       32,381
Sara Lee Corp.                                             302        5,723
Wm. Wrigley Jr. Co.                                         83        5,966
                                                                 ----------
                                                                    113,725
                                                                 ----------
FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS - 0.4%
Kroger Co. *                                               256        5,271
Safeway, Inc.                                              187        4,787
Sysco Corp.                                                227        7,121
                                                                 ----------
                                                                     17,179
                                                                 ----------
FOREST PRODUCTS & PAPER - 0.4%
Georgia-Pacific Corp.                                       88        2,997
International Paper Co.                                    172        5,126
MeadWestvaco Corp.                                          65        1,795
Temple Inland, Inc.                                         34        1,389
Weyerhaeuser Co.                                            80        5,500
                                                                 ----------
                                                                     16,807
                                                                 ----------
HEALTH CARE - 1.6%
Aetna, Inc.                                                 86        7,408
Caremark Rx, Inc. *                                        157        7,839
Express Scripts, Inc. *                                     54        3,359
Humana, Inc. *                                              64        3,064
McKesson Corp.                                              98        4,650
Medco Health Solutions, Inc. *                              95        5,209
UnitedHealth Group, Inc.                                   434       24,391
WellPoint, Inc. *                                          204       15,467
                                                                 ----------
                                                                     71,387
                                                                 ----------
HOMEBUILDERS - 0.2%
Centex Corp.                                                44        2,842
KB Home                                                     34        2,489
Pulte Homes, Inc.                                           82        3,519
                                                                 ----------
                                                                      8,850
                                                                 ----------
HOSPITALS - 0.2%
HCA, Inc.                                                  136        6,517
Health Management Associates, Inc. - Class A                93        2,183
                                                                 ----------
                                                                      8,700
                                                                 ----------
HOTELS & MOTELS - 0.3%
Hilton Hotels Corp.                                        146        3,259
Marriott International, Inc. - Class A                      76        4,788

Starwood Hotels & Resorts Worldwide, Inc.                   73        4,173
                                                                 ----------
                                                                     12,220
                                                                 ----------
HOUSEHOLD APPLIANCES - 0.0%
Whirlpool Corp.                                             27        2,046
                                                                 ----------
INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc.                              73        4,025
Praxair, Inc.                                              110        5,273
                                                                 ----------
                                                                      9,298
                                                                 ----------
INSTRUMENTS - SCIENTIFIC - 0.1%
Fisher Scientific International, Inc. *                     47        2,917
Waters Corp. *                                              44        1,830
                                                                 ----------
                                                                      4,747
                                                                 ----------
INSURANCE - 3.9%
ACE Ltd.                                                    98        4,613
AFLAC, Inc.                                                184        8,335
Allstate Corp.                                             227       12,551
American International Group, Inc.                         894       55,391
Aon Corp.                                                  124        3,978
Chubb Corp.                                                 65        5,821
CIGNA Corp.                                                 44        5,186
Cincinnati Financial Corp.                                  68        2,849
Hartford Financial Services Group, Inc.                     97        7,485
Lincoln National Corp.                                      64        3,329
Loews Corp.                                                 61        5,637
Marsh & McLennan Companies, Inc.                           198        6,017
MetLife, Inc.                                              254       12,657
Principal Financial Group, Inc.                            115        5,448
Progressive Corp.                                           68        7,124
Prudential Financial, Inc.                                 168       11,350
St. Paul Travelers Companies, Inc.                         234       10,500
XL Capital Ltd. - Class A                                   50        3,402
                                                                 ----------
                                                                    171,673
                                                                 ----------
INTERNET BUSINESS SERVICES - 0.6%
eBay, Inc. *                                               420       17,304
Symantec Corp. *                                           408        9,245
                                                                 ----------
                                                                     26,549
                                                                 ----------
MACHINERY - 0.4%
Caterpillar, Inc.                                          218       12,808
Deere & Co.                                                 87        5,324
                                                                 ----------
                                                                     18,132
                                                                 ----------
MEDICAL - DRUGS - 3.9%
Abbott Laboratories                                        522       22,133
Allergan, Inc.                                              49        4,489
Bristol-Myers Squibb Co.                                   635       15,278
Eli Lilly & Co.                                            375       20,070
Forest Laboratories, Inc. *                                125        4,871
Merck & Company, Inc.                                      669       18,203
Pfizer, Inc.                                             2,248       56,134
Schering-Plough Corp.                                      502       10,567
Wyeth                                                      435       20,127
                                                                 ----------
                                                                    171,872
                                                                 ----------
MEDICAL INFORMATION SYSTEMS - 0.0%
IMS Health, Inc.                                            87        2,190
                                                                 ----------
MEDICAL LABS & TESTING SERVICES - 0.1%
Laboratory Corporation of America Holdings *                53        2,582
Quest Diagnostics, Inc.                                     72        3,639
                                                                 ----------
                                                                      6,221
                                                                 ----------
MEDICAL PRODUCTS - 3.4%
AmerisourceBergen Corp.                                     40        3,092
Baxter International, Inc.                                 209        8,333
Becton Dickinson & Co.                                      86        4,509
Biomet, Inc.                                                95        3,297

Boston Scientific Corp. *                                  339        7,922
C.R. Bard, Inc.                                             43        2,839
Cardinal Health, Inc.                                      153        9,706
Guidant Corp.                                              109        7,509
Johnson & Johnson                                          974       61,635
Medtronic, Inc.                                            406       21,770
St. Jude Medical, Inc. *                                   132        6,178
Stryker Corp.                                              149        7,365
Zimmer Holdings, Inc. *                                     86        5,925
                                                                 ----------
                                                                    150,080
                                                                 ----------
METALS & MINING - 0.5%
Alcoa, Inc.                                                279        6,813
Freeport-McMoRan Copper & Gold, Inc. - Class B              60        2,915
Newmont Mining Corp.                                       149        7,029
Phelps Dodge Corp.                                          31        4,028
                                                                 ----------
                                                                     20,785
                                                                 ----------
MOTORCYCLES - 0.1%
Harley-Davidson, Inc.                                       99        4,796
                                                                 ----------
MULTIMEDIA - 2.5%
Clear Channel Communications, Inc.                         195        6,414
Comcast Corp. - Class A *                                  717       21,065
News Corp. - Class A                                       872       13,594
Time Warner, Inc.                                        1,587       28,741
Univision Communications, Inc. - Class A *                 108        2,865
Viacom, Inc. - Class B                                     603       19,905
Walt Disney Co.                                            693       16,722
                                                                 ----------
                                                                    109,306
                                                                 ----------
NEWSPAPERS - 0.3%
Gannett Company, Inc.                                       87        5,988
Knight-Ridder, Inc.                                         31        1,819
New York Times Co. - Class A                                57        1,696
Tribune Co.                                                112        3,796
                                                                 ----------
                                                                     13,299
                                                                 ----------
NON-HAZARDOUS WASTE DISPOSAL - 0.1%
Waste Management, Inc.                                     195        5,579
                                                                 ----------
OFFICE EQUIPMENT & SUPPLIES - 0.4%
Acco Brands Corp. *                                         12          339
Avery Dennison Corp.                                        41        2,148
Office Depot, Inc. *                                       106        3,148
Pitney Bowes, Inc.                                          77        3,214
Staples, Inc.                                              274        5,841
Xerox Corp. *                                              343        4,682
                                                                 ----------
                                                                     19,372
                                                                 ----------
OIL & GAS - 7.0%
Anadarko Petroleum Corp.                                    78        7,469
Apache Corp.                                               102        7,672
Baker Hughes, Inc.                                         114        6,804
BJ Services Co.                                            124        4,463
Burlington Resources, Inc.                                 124       10,084
ChevronTexaco Corp.                                        694       44,922
ConocoPhillips                                             404       28,243
Devon Energy Corp.                                         151       10,365
EOG Resources, Inc.                                         75        5,618
Exxon Mobil Corp.                                        1,838      116,786
Halliburton Co.                                            172       11,785
Kerr-McGee Corp.                                            49        4,758
Marathon Oil Corp.                                         102        7,031
Nabors Industries Ltd. *                                    54        3,879
Occidental Petroleum Corp.                                 113        9,654
Schlumberger Ltd.                                          180       15,187
Transocean, Inc. *                                         112        6,867
Valero Energy Corp.                                         75        8,480

XTO Energy, Inc.                                           114        5,166
                                                                 ----------
                                                                    315,233
                                                                 ----------
PAINTS & COATINGS - 0.1%
Sherwin-Williams Co.                                        54        2,380
                                                                 ----------
PHOTO EQUIPMENT & SUPPLIES - 0.1%
Eastman Kodak Co.                                          106        2,579
                                                                 ----------
PIPELINES - 0.2%
Kinder Morgan, Inc.                                         43        4,135
Williams Companies, Inc.                                   205        5,135
                                                                 ----------
                                                                      9,270
                                                                 ----------
PRINTING & PUBLISHING - 0.2%
McGraw-Hill Companies, Inc.                                130        6,245
R.R. Donnelley & Sons Co.                                   88        3,262
                                                                 ----------
                                                                      9,507
                                                                 ----------
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp.                         120        7,176
CSX Corp.                                                   75        3,486
Norfolk Southern Corp.                                     138        5,597
Union Pacific Corp.                                         86        6,166
                                                                 ----------
                                                                     22,425
                                                                 ----------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Office Properties Trust                             137        4,481
Equity Residential                                         102        3,861
Simon Property Group, Inc.                                  79        5,855
                                                                 ----------
                                                                     14,197
                                                                 ----------
RESTAURANTS - 0.6%
McDonald's Corp.                                           405       13,563
Starbucks Corp. *                                          140        7,014
Wendy's International, Inc.                                 45        2,032
Yum! Brands, Inc.                                           92        4,454
                                                                 ----------
                                                                     27,063
                                                                 ----------
RETAIL - 4.3%
Bed Bath & Beyond, Inc. *                                  112        4,500
Best Buy Company, Inc.                                     175        7,618
Costco Wholesale Corp.                                     175        7,541
CVS Corp.                                                  256        7,427
Dollar General Corp.                                       109        1,999
Family Dollar Stores, Inc.                                  62        1,232
Federated Department Stores, Inc.                           88        5,853
Home Depot, Inc.                                           764       29,138
J.C. Penney Company, Inc.                                   95        4,505
Kohl's Corp. *                                             109        5,470
Lowe's Companies, Inc.                                     258       16,615
Nordstrom, Inc.                                             90        3,089
RadioShack Corp.                                            72        1,786
Target Corp.                                               291       15,112
Tiffany & Co.                                               55        2,187
TJX Companies, Inc.                                        172        3,523
Wal-Mart Stores, Inc.                                    1,412       61,873
Walgreen Co.                                               342       14,860
                                                                 ----------
                                                                    194,328
                                                                 ----------
SAVINGS & LOANS - 0.5%
Golden West Financial Corp.                                114        6,770
Sovereign Bancorp, Inc.                                    147        3,240
Washington Mutual, Inc.                                    291       11,413
                                                                 ----------
                                                                     21,423
                                                                 ----------
SCHOOLS - 0.1%
Apollo Group, Inc. - Class A *                              68        4,515
                                                                 ----------
SEMICONDUCTORS - 2.7%
Advanced Micro Devices, Inc. *                             138        3,478
Altera Corp. *                                             117        2,236
Analog Devices, Inc.                                       124        4,605

Applied Materials, Inc.                                    557        9,447
Broadcom Corp. - Class A *                                 110        5,160
Freescale Semiconductor, Inc. - Class B *                  126        2,971
Intel Corp.                                              1,958       48,264
KLA-Tencor Corp.                                            65        3,169
Linear Technology Corp.                                    108        4,060
Maxim Integrated Products, Inc.                            108        4,606
Micron Technology, Inc. *                                  216        2,873
National Semiconductor Corp.                               102        2,683
Novellus Systems, Inc.                                      46        1,154
NVIDIA Corp. *                                              61        2,091
QLogic Corp. *                                              32        1,094
Teradyne, Inc. *                                            83        1,370
Texas Instruments, Inc.                                    523       17,729
Xilinx, Inc.                                               115        3,203
                                                                 ----------
                                                                    120,193
                                                                 ----------
STAFFING - 0.1%
Robert Half International, Inc.                             72        2,562
                                                                 ----------
STEEL - 0.1%
Nucor Corp.                                                 53        3,127
United States Steel Corp.                                   35        1,482
                                                                 ----------
                                                                      4,609
                                                                 ----------
TELECOMMUNICATIONS - 3.0%
ALLTEL Corp.                                               102        6,641
AT&T Corp.                                                 279        5,524
Avaya, Inc. *                                              172        1,772
BellSouth Corp.                                            639       16,806
Comverse Technology, Inc. *                                 71        1,865
Corning, Inc. *                                            463        8,950
Lucent Technologies, Inc. *                              1,586        5,155
Qwest Communications International, Inc. *                 732        3,001
SBC Communications, Inc.                                 1,105       26,487
Scientific-Atlanta, Inc.                                    55        2,063
Sprint Corp.                                               976       23,209
Tellabs, Inc. *                                            183        1,925
Verizon Communications, Inc.                               923       30,173
                                                                 ----------
                                                                    133,571
                                                                 ----------
TOBACCO - 1.3%
Altria Group, Inc.                                         671       49,460
Reynolds American, Inc.                                     54        4,483
UST, Inc.                                                   54        2,260
                                                                 ----------
                                                                     56,203
                                                                 ----------
TOOLS - HAND HELD - 0.1%
Black & Decker Corp.                                        29        2,381
Stanley Works                                               36        1,680
                                                                 ----------
                                                                      4,061
                                                                 ----------
TOYS - 0.1%
Mattel, Inc.                                               135        2,252
                                                                 ----------
TRANSPORTATION SERVICES - 0.8%
FedEx Corp.                                                101        8,800
United Parcel Service, Inc. - Class B                      368       25,440
                                                                 ----------
                                                                     34,240
                                                                 ----------
TRAVEL SERVICES - 0.0%
Sabre Holdings Corp. - Class A                              61        1,237
                                                                 ----------
UTILITIES - ELECTRIC - 2.8%
AES Corp. *                                                186        3,056
Ameren Corp.                                                68        3,637
American Electric Power Company, Inc.                      147        5,836
Cinergy Corp.                                               69        3,064
Consolidated Edison, Inc.                                   91        4,418
Constellation Energy Group                                  61        3,758
Dominion Resources, Inc.                                   110        9,475

DTE Energy Co.                                              61        2,797
Duke Energy Corp.                                          319        9,305
Edison International                                       108        5,106
Entergy Corp.                                               76        5,648
Exelon Corp.                                               225       12,025
FirstEnergy Corp.                                          112        5,837
FPL Group, Inc.                                            124        5,902
NiSource, Inc.                                             106        2,571
PG&E Corp.                                                 140        5,495
Pinnacle West Capital Corp.                                 31        1,366
PPL Corp.                                                  144        4,656
Progress Energy, Inc.                                       92        4,117
Public Service Enterprise Group, Inc.                       79        5,084
Southern Co.                                               268        9,585
TECO Energy, Inc.                                           80        1,442
TXU Corp.                                                   75        8,466
Xcel Energy, Inc.                                          156        3,059
                                                                 ----------
                                                                    125,705
                                                                 ----------
UTILITIES - NATURAL GAS - 0.1%
KeySpan Corp.                                               60        2,207
Sempra Energy                                               77        3,623
                                                                 ----------
                                                                      5,830
                                                                 ----------
WEB PORTALS/ISP - 0.4%
Yahoo!, Inc. *                                             501       16,954
                                                                 ----------
WIRELESS COMMUNICATIONS - 1.0%
Motorola, Inc.                                             850       18,777
QUALCOMM, Inc.                                             564       25,239
                                                                 ----------
                                                                     44,016
                                                                 ----------
TOTAL COMMON STOCKS (COST $3,693,978)                             3,720,307
                                                                 ----------
SHORT-TERM INVESTMENTS - 5.0%
MONEY MARKET MUTUAL FUND - 5.0%
Huntington Money Market Fund                           221,550      221,550
                                                                 ----------
TOTAL SHORT-TERM INVESTMENTS (COST $221,550)                        221,550
                                                                 ----------
OPTIONS - 0.6%
S&P 500 Call Option expiring November 19, 2005 @ $126      309       27,038
                                                                 ----------
TOTAL OPTIONS (COST $25,184)                                         27,038
                                                                 ----------
TOTAL INVESTMENTS (COST $3,940,712) (A) - 89.5%                   3,968,895
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%                       463,879
                                                                 ----------
NET ASSETS - 100.0%                                              $4,432,774
                                                                 ==========

----------
Percentages indicated are based on net assets of $4,432,774.

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation ......   $ 419,191
Unrealized depreciation ......    (371,476)
                                 ---------
Net unrealized appreciation ..   $  47,715

*    Represents non-income producing securities.

CALL OPTIONS WRITTEN JUNE 30, 2005

                                                            CONTRACTS    VALUE
                                                            ---------   ------
S&P 500 Call Option expiring November 19, 2005 @ $125 ...      309      $39,398
                                                                        -------
TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $35,072) ..               $39,398
                                                                        -------

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

FREE ENTERPRISE ACTION FUND
Notes to Schedule of Portfolio Investments
(Unaudited)

Securities Valuation--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith under the supervision of the Board of Trustees pursuant to guidelines established by the Board of Trustees of the Variable Insurance Funds. Investments in other open-ended investment companies are valued at net asset values as reported by those investment companies.

Securities Transactions and Related Income-- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Fund's daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by using the FIFO (First In, First Out) method.

Options--The Fund may employ various types of options arrangements. The Fund may engage in the writing of covered call options and put options. A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in options written for the period ended September 30, 2005 were as follows:

                                                        Number of   Premiums
                                                        Contracts   Received
                                                        ---------   --------
Options at beginning of period                                0     $      0
Options written                                           1,545      163,200
Options terminated in closing purchase transactions       1,236      129,673
Options expired                                               0            0
Options exercised                                             0            0
                                                          -----     --------
Options outstanding at September 30, 2005                   309     $ 33,527
                                                          -----     --------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Variable Insurance Funds


By (Signature and Title)* /s/ Aaron J. Masek   Aaron J. Masek, Treasurer
                          ------------------

Date November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ R. Jeffrey Young   R. Jeffrey Young, President
                          --------------------
Date November 29, 2005


By (Signature and Title)* /s/ Aaron J. Masek   Aaron J. Masek, Treasurer
                          ------------------

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.

[ALL SECTION 302 CERTIFICATIONS SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT.]